Property, Plant and Equipment	12 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, Plant and Equipment
Note 12	Property, Plant and Equipment

	2022	2021
	A$	A$
Carrying values
Office Equipment:
Cost	229,005	147,416
Depreciation	(145,282)	(114,466)
	83,723	32,950
Fixtures and fittings:
Cost	13,524	13,524
Depreciation	(13,524)	(13,387)
	-	137
Leasehold improvements
Cost	55,735	51,055
Depreciation	(44,691)	(25,527)
	11,044	25,528
	94,767	58,615
Reconciliation of movements

Office Equipment:
Opening net book value	32,950	34,819
Additions	81,589	23,453
Depreciation	(30,816)	(25,322)
Closing net book value	83,723	32,950

Fixtures and fittings:
Opening net book value	137	930
Additions	-	-
Depreciation	(137)	(793)
Closing net book value	-	137

Leasehold improvements
Opening net book value	25,528	42,546
Additions	4,680	-
Depreciation	(19,164)	(17,018)
Closing net book value	11,044	25,528
	94,767	58,615

No assets included in property, plant and equipment have been pledged as security in respect of liabilities.